CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 19,165	$ 22,576	$ 5,538
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	944	1,028	1,174
Share-based compensation	1,699	2,271	2,614
Gain on disposal of property and equipment	(207)
Allowance for doubtful accounts	827	2,570	1,378
Provision for inventory	1,330	2,761	217
Warranty accrual	62	72	69
Loss from equity method investments	59	468	640
Impairment loss on long-term investments			4,487
Gain from disposal of cost method investment			(820)
Loss from forward contract			690
Changes in assets and liabilities:
Accounts receivable and notes receivable	(4,868)	(9,361)	(3,105)
Inventories	(1,384)	(1,889)	(1,967)
Prepaid expenses and other current assets	(1,462)	1,303	(81)
Deferred cost	(723)	258	309
Accounts payable	(1,104)	1,823	(284)
Income tax payable	2,511	(2,541)	1,535
Accrued expenses and other current liabilities	2,051	432	2,770
Deferred revenue	(1,376)	(1,232)	(483)
Government subsidies	(1,049)	1,651	2,019
Deferred income taxes	(4,265)	2,314	4,197
Net cash provided by operating activities	12,210	24,504	20,897
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,750)	(333)	(783)
Restricted cash	830	(892)	55,530
Acquisition of subsidiaries	2,204
Proceeds from disposal of Dongguan Super TV			1,046
Proceeds from disposal of cost method investment			820
Proceeds from dissolution of equity method investment		355
Purchase of equity method investment			(1,588)
Net cash provided by /(used in) investing activities	284	(870)	55,025
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from stock option exercise	726	58	85
Short-term loan			(55,193)
Special cash dividend paid to shareholders	(29,692)	(76,942)	(92,106)
Advance payment received in relation to an investment in Cyber Cloud	2,254
Net cash used in financing activities	(26,712)	(76,884)	(147,214)
Effect of exchange rate changes on cash and cash equivalents	(2,825)	1,638	432
NET DECREASE IN CASH AND CASH EQUIVALENTS	(17,043)	(51,612)	(70,860)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	79,085	130,697	201,557
CASH AND CASH EQUIVALENTS, END OF THE YEAR	62,042	79,085	130,697
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATIONS
Income tax paid	1,758	690	6,934
Withholding tax paid	6,196	204	9,554
Income Taxes Paid, Net, Total	7,954	894	16,488
Non-cash investing and financing activities
Dividend payable		57	76,999
Exchange of equity interests in investment for acquisition of Shibo Movie (Note 5(b))	747
Transfer of noncontrolling interest in Cyber Cloud for acquisition of Xinsi Yijia (Note 5(a))	2,541
Partial disposal of Joysee's equity (Note 24(b))	963
Receivable on disposal of property and equipment	$ 2,852